NET INCOME PER SHARE (Tables)	12 Months Ended
Feb. 28, 2013
NET INCOME PER SHARE
Schedule of net income per share

	For the year ended	For the year ended	For the year ended
	February 28,	February 29,	February 28,
	2011	2012	2013

Net income from continuing operations	$24,375,545	$24,313,653	$33,440,066
Net loss from discontinued operations	(334,395)	—	—

Net income	$24,041,150	$24,313,653	$33,440,066

Shares (denominator):
Weighted average shares outstanding
Basic	131,911,539	154,000,219	155,607,458
Dilutive effect of preferred shares	3,173,077	—	—
Dilutive effect of non-vested shares award	1,361,019	1,874,162	1,023,632

Diluted	136,445,635	155,874,381	156,631,090

Net income per common share attributable to TAL Education Group shareholders-basic
Basic from continuing operations	$0.18	$0.16	$0.21
Basic from discontinued operations	$(0.00)	$—	$—

Net income per common share attributable to TAL Education Group shareholders-basic(i)	$0.18	$0.16	$0.21

Net income per common share attributable to TAL Education Group shareholders-diluted	$0.18	$0.16	$0.21
Diluted from continuing operations
Diluted from discontinued operations	$(0.00)	$—	$—

Net income per common share attributable to TAL Education Group shareholders-diluted	$0.18	$0.16	$0.21

(i)                                     Our common shares are divided into Class A common shares and Class B common shares.  Holders of our Class A common shares and Class B common shares have the same dividend rights. And therefore we have not presented earnings per share for each separate class.